UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


         PAR                                                                                                       MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
                       UNITED STATES OF AMERICA
                       ------------------------
                       INVESTMENTS IN SECURITIES (59.21%)
                       ----------------------------------
                       CORPORATE BONDS (17.16%)
                       ------------------------
                       APPLIANCES (0.56%)
        52,883,000     Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                       104.94) (a), (b)                                                                            $  2,247,528
                                                                                                                   ------------
                       AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (5.53%)
         2,000,000     Delphi Auto Systems Corp., 6.55%, 06/15/06 (a), (b)                                              650,000
        15,500,000     Delphi Automotive Systems, 6.50%, 05/01/09 (a), (b)                                            5,089,167
        26,668,000     Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09 (a), (b)                         16,534,160
                                                                                                                   ------------
                                                                                                                     22,273,327
                                                                                                                   ------------
                       CONTAINERS - PAPER/PLASTIC (2.68%)
        12,000,000     Pliant Corp, Sr. Sub. Notes, 18.00%, 07/15/12                                                 10,800,000
                                                                                                                   ------------
                       ELECTRIC - INTEGRATED (2.51%)
        84,913,000     Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                                   6,085,434
        55,696,000     Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                                  3,991,549
           234,000     Northwestern Corp., 6.95%, 11/15/28 (a), (b)                                                      16,770
                                                                                                                   ------------
                                                                                                                     10,093,753
                                                                                                                   ------------
                       FUNERAL SERVICES & RELATED ITEMS (0.00%)
         3,000,000     Loewen Group Intl., Inc., 7.20%, 01/08/02 (a), (b)                                                    --
         2,000,000     Loewen Group Intl., Inc., 7.50%, 06/01/03 (a), (b)                                                    --
                                                                                                                   ------------
                                                                                                                             --
                                                                                                                   ------------
                       OIL COMPANIES - EXPLORATION & PRODUCTION (3.79%)
        19,549,000     Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 12/15/08 @
                       106.00)                                                                                       15,248,220
                                                                                                                   ------------
                       SATELLITE TELECOMMUNICATIONS (0.11%)
         6,809,000     Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a), (b)                  102,135
        12,525,000     Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a), (b)                  187,875
         5,300,000     Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05 (a), (b)                79,500
         4,850,000     Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a), (b)                  72,750
                                                                                                                   ------------
                                                                                                                        442,260
                                                                                                                   ------------
                       TELEPHONE - INTEGRATED (1.98%)
        18,000,000     Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @ 104.00)                 7,979,999
                                                                                                                   ------------
                       TOTAL CORPORATE BONDS (Cost $115,706,519)                                                     69,085,087
                                                                                                                   ------------
        PAR
  ----------------
                       BANK LOANS (5.56%)
                       ------------------
         5,000,000     DiamlerChrysler Financial 2nd Lien, 11.49%, 01/09/18                                           3,462,500
         6,186,673     Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
                       0.00%, 08/31/09                                                                                  510,401


                                                                                                                              1


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


         PAR                                                                                                       MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
                       BANK LOANS (CONTINUED)
                       ----------------------
        28,666,106     Collins & Aikman Products Co., Litigation Trust, 0.00%                                      $  1,648,301
        10,405,406     Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/09                       858,446
        12,051,753     Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                                    994,270
        17,500,000     Le Nature's Inc., Term B Loan, 0.00%, 01/01/11                                                 9,275,000
        12,028,197     Pasminco Bilateral Facilities Claim, 0.00%                                                     1,112,608
        19,419,243     Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%,  07/15/04                                        1,796,280
        11,733,934     Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                       1,085,389
        18,084,219     Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                     1,672,790
                                                                                                                   ------------
                       TOTAL BANK LOANS (Cost $22,148,757)                                                           22,415,985
                                                                                                                   ------------
                       CONVERTIBLE BONDS (3.85%)
                       -------------------------
        15,764,100     Ormet Corp. Senior Subordinated Notes, 10.00%, 11/01/10                                       15,527,638
                                                                                                                   ------------
                       TOTAL CONVERTIBLE BONDS (Cost $13,507,022)                                                    15,527,638
                                                                                                                   ------------

       SHARES
  ----------------
                       COMMON STOCK (29.49%)
                       ---------------------
                       AUTOMOTIVE (PARTS & EQUIPMENT) (1.36%)
         3,251,684     International Automotive Components Group North America (Collins &
                       Aikman IACNA), Llc                                                                             3,902,020
         4,661,794     Wagon Plc**                                                                                    1,575,118
                                                                                                                   ------------
                                                                                                                      5,477,138
                                                                                                                   ------------
                       BUILDING MAINTENANCE & SERVICE (1.52%)
           389,326     Integrated Electrical Services, Inc.                                                           6,116,311
                                                                                                                   ------------
                       CABLE TELEVISION (3.30%)
         1,026,177     Knology, Inc. (b)                                                                             13,288,992
                                                                                                                   ------------
                       CONTAINERS - PAPER/PLASTIC (0.00%)
             3,937     Pliant Corp.                                                                                          --
                                                                                                                   ------------
                       DISTRIBUTION/WHOLESALE (2.31%)
           323,765     Core-Mark Holding Co., Inc.                                                                    9,305,006
                                                                                                                   ------------
                       ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.58%)
         1,819,039     ZiLOG, Inc. (b)                                                                                6,366,637
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (6.51%)
           250,000     U.S. Power Generating Co.                                                                      7,000,000
         1,043,871     Calpine Corporation                                                                           19,228,099
                                                                                                                   ------------
                                                                                                                     26,228,099
                                                                                                                   ------------
                       OIL - FIELD SERVICES (8.40%)
         7,104,551     Northern Offshore Ltd**                                                                       33,832,860
                                                                                                                   ------------




                                                                                                                              2


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


         SHARES                                                                                                    MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCK (CONTINUED)
                       ------------------------
                       METAL - ALUMINUM (3.05%)
         1,900,000     Ormet Corp. (b), *                                                                          $ 10,450,000
           284,755     Ormet Corp. (b)                                                                                1,850,908
                                                                                                                   ------------
                                                                                                                     12,300,908
                                                                                                                   ------------
                       TELECOM (0.70%)
            40,000     Abovenet, Inc.                                                                                 2,840,000
                                                                                                                   ------------
                       WIRELESS EQUIPMENT (0.76%)
           431,001     USA Mobility, Inc.                                                                             3,077,347
                                                                                                                   ------------
                       TOTAL COMMON STOCK (Cost $120,801,813)                                                       118,833,298
                                                                                                                   ------------
                       PREFERRED STOCKS (2.32%)
                       ------------------------
                       CONTAINERS - PAPER/PLASTIC (1.22%)
            35,212     Pliant Corp. Series AA                                                                         4,929,680
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCTION (1.10%)
           153,104     Entegra Holdings, L.L.C.                                                                       4,420,878
                                                                                                                   ------------
                       TOTAL PREFERRED STOCKS (Cost $15,758,285)                                                      9,350,558
                                                                                                                   ------------
                       WARRANTS (0.83%)
                       ----------------
                       AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.00%)
           277,487     Khpp Holdings, Inc.                                                                                   --
                                                                                                                   ------------
                       INDEPENDENT POWER PRODUCER (0.08%)
             1,572     Machgen                                                                                          330,120
                                                                                                                   ------------
                       METAL - ALUMINUM (0.75%)
         1,000,000     Ormet Corp.                                                                                    3,000,000
                                                                                                                   ------------
                       TOTAL WARRANTS (Cost $2,931,237)                                                               3,330,120
                                                                                                                   ------------
                       INVESTMENTS IN SECURITIES (Cost $290,853,633)                                                238,542,686
                                                                                                                   ------------
                       SECURITIES SOLD, NOT YET PURCHASED ((4.81)%)
                       --------------------------------------------
                       COMMON STOCK SOLD, NOT YET PURCHASED ((2.08)%)
                       ----------------------------------------------
                       COMMERCIAL SERVICES - FINANCE ((0.86)%)
          (100,000)    Moody's Corp.                                                                                 (3,483,000)
                                                                                                                   ------------
                       FINANCE-AUTO LOAN ((1.00)%)
          (400,000)    Americredit Corp. (b)                                                                         (4,028,000)
                                                                                                                   ------------




                                                                                                                              3


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


         SHARES                                                                                                    MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------------
                       COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                       ------------------------------------------------
                       S & L/THRIFTS-WESTERN US ((0.22)%)
           (84,200)    Washington Mutual, Inc.                                                                     $   (867,260)
                                                                                                                   ------------
                       TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(11,121,921))                           (8,378,260)
                                                                                                                   ------------

         PAR
  ----------------
                       CORPORATE BONDS SOLD, NOT YET PURCHASED ((2.73)%)
                       -------------------------------------------------
                       HOME FURNISHINGS ((0.63)%)
        (3,000,000)    Sealy Mattress Co., 8.25%, 06/15/14  (Callable 06/15/09 @ 104.13)                             (2,525,000)
                                                                                                                   ------------
                       CONSUMER PRODUCTS-MISC ((0.40)%)
        (2,000,000)    Yankee Candle Co., Inc., 8.50%, 02/15/15 (Callable 02/15/11 @ 104.25)                         (1,626,667)
                                                                                                                   ------------
                       MEDICAL - HOSPITALS ((1.01)%)
        (4,000,000)    Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable 07/15/08 @
                       104.94)                                                                                       (4,080,000)
                                                                                                                   ------------
                       RETAIL - AUTOMOBILE ((0.69)%)
        (3,000,000)    Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13 (Callable
                       08/15/08 @ 104.31) (b)                                                                        (2,775,000)
                                                                                                                   ------------
                       TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds $(11,684,101))                       (11,006,667)
                                                                                                                   ------------
                       SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(22,806,022))                                  (19,384,927)
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 54.40%                           219,157,759
                                                                                                                   ------------
                       DERIVATIVE CONTRACTS
                       --------------------
                       CREDIT DEFAULT SWAPS (8.60%)
       497,500,000     Purchase Contracts                                                                            34,657,660
                                                                                                                   ------------
                       TOTAL CREDIT DEFAULT SWAPS (UPFRONT FEES $27,996,127)                                         34,657,660
                                                                                                                   ------------
                       TOTAL DERIVATIVE CONTRACTS - NET (UPFRONT FEES  $27,996,127)

                       REPURCHASE AGREEMENTS (30.81%)
                       ------------------------------
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $25,671,505 collateralized by $32,435,000 FHR Notes 5.5% Due 09/15/32
        25,670,000     (Market Value $25,671,505)                                                                    25,670,000
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $27,251,597 collateralized by $29,975,000 FNMA Notes 6.0% Due 01/01/37
        27,250,000     (Market Value $27,251,597)                                                                    27,250,000
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $25,501,495 collateralized by $38,545,000 FHLMC Notes 5.875% Due
        25,500,000     05/15/16 (Market Value $25,501,495)                                                           25,500,000
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $24,201,418 collateralized by $26,450,000 FNMA Notes 6.5% Due 09/01/37
        24,200,000     (Market Value $24,201,418)                                                                    24,200,000



                                                                                                                              4


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008


                       REPURCHASE AGREEMENTS (CONTINUED)
                       ---------------------------------
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $20,351,193 collateralized by $20,865,000 FGOLD Notes 6.5% Due
        20,350,000     07/01/37 (Market Value $20,351,193)                                                           20,350,000
                       PNC Financial Services Corp., 2.11% Dated 3/31/08, 04/01/08, Repurchase
                       Price $1,145,067 collateralized by $1,655,000 FNMA Notes 5.5% Due 12/25/32
         1,145,000     (Market Value $1,145,067)                                                                      1,145,000
                                                                                                                   ------------
                       TOTAL REPURCHASE AGREEMENTS (Cost $124,115,000)                                              124,115,000
                                                                                                                   ------------


         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 6.20%                                                        24,966,707
                                                                                                                   ------------
         TOTAL NET ASSETS -- 100.00%                                                                               $402,897,126
                                                                                                                   ============
*   Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $10,450,000 which represented 2.59% of net assets at March 31, 2008.
**  Foreign Securities
(a) Security is in default.
(b) Non-income producing security




                                                                                                                              5

                                                                                                             UBS WILLOW FUND, L.L.C.

                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MARCH 31, 2008

------------------------------------------------------------------------------------------------------------------------------------

CREDIT SWAPS
                                                           INTEREST                            NOTIONAL
SWAP COUNTERPARTY & REFERENCED OBLIGATION                    RATE       MATURITY DATE           AMOUNT           UPFRONT FEES
------------------------------------------------------------------------------------------------------------------------------------

BUY CONTRACTS:
GOLDMAN SACHS
     The Gap Inc., 10.05%, 12/15/08                           0.9          03/13/13           $ 10,000,000
     CDX HY9                                                  1.4          12/20/12           $ 25,000,000       $ 2,031,611
     Royal Caribbean Cruises Ltd.                            3.95          03/20/13           $ 10,000,000
     Macy's                                                  2.55          03/20/13           $ 10,000,000
     Wachovia Corp.                                          1.45          06/20/13           $ 10,000,000
     CDX HY9                                                 3.75          12/20/12           $ 24,750,000       $ 2,596,452

MORGAN STANLEY
     Macys, Inc., 6.625%, 4/1/11                             1.50          12/20/12             10,000,000
     Limited Brands, Inc., 6.125%, 12/1/12                   1.82          12/20/12             10,000,000
     FNMA                                                    0.53          12/20/13             25,000,000
     CDX HY9                                                 3.75          12/20/12             99,000,000        10,385,806

MERRILL LYNCH
     Masco Corp., 5.875%, 7/15/12                            0.94          12/20/12             10,000,000
     Southwest Airlines Co., 5.25%, 10/01/14                 0.57          12/20/12             20,000,000
     Lennar Corp., 5.95%, 3/1/13                             4.58          12/20/12             10,000,000
     Lennar Corp., 5.95%, 3/1/13                             3.10          12/20/12             10,000,000
     Toll Brothers Inc., 6.875%, 11/15/12                    2.55          12/20/12              5,000,000
     CDX NA HY9                                              3.75          12/20/12             99,000,000        10,385,806
     National Rurual Utilities Corporation                   0.45          03/20/13             10,000,000
     National Rurual Utilities Corporation                   0.63          03/20/13             10,000,000
     National Rurual Utilities Corporation                   0.76          03/20/13             20,000,000

BANK OF AMERICA
     CDX HY9                                                 3.75          12/20/12             24,750,000         2,596,452
     The Gap Inc., 10.05%, 12/15/08                          1.07          12/20/12             10,000,000
     Toll Brothers, Inc.  6.875%, 11/15/12                   2.50          12/20/12              5,000,000
     Centex Corp., 5.25%, 06/15/15                           2.87          12/20/12             10,000,000
     Mattel, Inc. 7.25%, 7/9/12                              0.87          12/20/12             10,000,000
     Wachovia Corp.                                          3.30          03/20/13              5,000,000
     Wachovia Corp.                                          2.90          03/20/13              5,000,000

Total Credit Swaps                                                                            $497,500,000       $27,996,127
                                                                                              ============       ===========




CREDIT SWAPS

SWAP COUNTERPARTY & REFERENCED OBLIGATION                    FAIR VALUE          % OF NET ASSETS
------------------------------------------------------------------------------------------------------------

BUY CONTRACTS:
GOLDMAN SACHS
     The Gap Inc., 10.05%, 12/15/08                          $    45,654                0.01
     CDX HY9                                                 $ 1,916,390                0.48
     Royal Caribbean Cruises Ltd.                            $   (31,640)              (0.01)
     Macy's                                                  $    87,434                0.02
     Wachovia Corp.                                          $   143,387                0.04
     CDX HY9                                                 $ 2,629,688                0.65

MORGAN STANLEY
     Macys, Inc., 6.625%, 4/1/11                                 498,415                0.12
     Limited Brands, Inc., 6.125%, 12/1/12                       740,621                0.18
     FNMA                                                        (47,774)              (0.01)
     CDX HY9                                                  10,515,264                2.61

MERRILL LYNCH
     Masco Corp., 5.875%, 7/15/12                                818,459                0.20
     Southwest Airlines Co., 5.25%, 10/01/14                   1,081,566                0.27
     Lennar Corp., 5.95%, 3/1/13                                 813,872                0.20
     Lennar Corp., 5.95%, 3/1/13                               1,319,856                0.33
     Toll Brothers Inc., 6.875%, 11/15/12                         97,958                0.02
     CDX NA HY9                                               10,462,120                2.60
     National Rurual Utilities Corporation                       239,671                0.06
     National Rurual Utilities Corporation                       157,624                0.04
     National Rurual Utilities Corporation                       191,281                0.05

BANK OF AMERICA
     CDX HY9                                                   2,638,324                0.65
     The Gap Inc., 10.05%, 12/15/08                              (31,286)              (0.01)
     Toll Brothers, Inc.  6.875%, 11/15/12                       131,396                0.03
     Centex Corp., 5.25%, 06/15/15                               748,762                0.19
     Mattel, Inc. 7.25%, 7/9/12                                   98,225                0.02
     Wachovia Corp.                                             (348,189)              (0.09)
     Wachovia Corp.                                             (259,418)              (0.06)

Total Credit Swaps                                           $34,657,660                8.60%
                                                             ===========               =====

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:

    ------------------------------------------------------------------------------------------------------
                                                            INVESTMENTS IN              OTHER FINANCIAL
    VALUATION INPUTS                                          SECURITIES                  INSTRUMENTS*
    ------------------------------------------------------------------------------------------------------
    LEVEL 1 - QUOTED PRICES                                  $  89,103,018                $         --
    ------------------------------------------------------------------------------------------------------
    LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            $ 231,753,757                $ 57,073,644
    ------------------------------------------------------------------------------------------------------
    LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS
    ------------------------------------------------------------------------------------------------------
       TOTAL                                                 $ 320,856,775                $ 57,073,644
    ------------------------------------------------------------------------------------------------------

* Other Financial Instruments includes Bank Loans, Futures, Forwards and Swap Contacts

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Willow Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
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By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date   May 28, 2008
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* Print the name and title of each signing officer under his or her signature.